Document And Entity Information	Jul. 15, 2024
Document Information [Line Items]
Entity, Registrant Name	BASSETT FURNITURE INDUSTRIES, INCORPORATED
Document, Type	8-K/A
Document, Period End Date	Jul. 15, 2024
Entity, Incorporation, State or Country Code	VA
Entity, File Number	000-00209
Entity, Tax Identification Number	54-0135270
Entity, Address, Address Line One	3525 FAIRYSTONE PARK HIGHWAY
Entity, Address, City or Town	BASSETT
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	24055
City Area Code	276
Local Phone Number	629-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BSET
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 07-15-24
Amendment Flag	true
Entity, Central Index Key	0000010329